SIX CIRCLES® TRUST

Six Circles Tax Aware Bond Fund

Supplement dated January 10, 2022

to the Prospectus dated May 1, 2021, as supplemented

Effective immediately, Courtney Wolf and Vikas Malhotra of Capital International, Inc. (“Capital”) are added as portfolio managers to the Six Circles Tax Aware Bond Fund (the “Fund”). Additionally, Aaron Applebaum, a current Capital portfolio manager for the Fund, has announced that he will be retiring from Capital in July 2022. Accordingly, effective immediately, the portfolio manager information for Capital in the “Risk/Return Summary — Management — Sub-Advisers” section of the Summary Prospectus and Prospectus related to Capital is hereby deleted in its entirety and replaced with the following:

Capital

Portfolio Manager	Managed the Fund Since	Primary Title with Sub-Adviser or its affiliate
Karl J. Zeile	Inception	Partner
Mark Marinella	Inception	Partner
Aaron Applebaum*	Inception	Partner
Chad M. Rach	Inception	Partner
Courtney Wolf	2022	Partner
Vikas Malhotra	2022	Vice President
*	Aaron Applebaum has announced that he will be retiring from Capital in July 2022.

In addition, effective immediately, the “The Funds’ Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Tax Aware Bond Fund — Capital — Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

Portfolio Managers:

Karl J. Zeile, Mark Marinella, Aaron Applebaum, Chad M. Rach, Courtney Wolf and Vikas Malhotra serve as portfolio managers to the Tax Aware Bond Fund.

Mr. Zeile is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. Mr. Zeile is a fixed income portfolio manager at Capital Group. He also serves on the Fixed Income Management Committee. He has 30 years of investment experience and has been with Capital Group for 20 years.

Mr. Marinella is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. Mr. Marinella is a fixed income portfolio manager at Capital Group. He has 34 years of investment industry experience and has been with Capital Group for 8 years.

Mr. Applebaum is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. Mr. Applebaum is a fixed income portfolio manager at Capital Group. He also serves on the Fixed Income Investment Committee. He has 19 years of investment experience and has been with Capital Group for 12 years. Mr. Applebaum has announced that he will be retiring from Capital in July 2022.

Mr. Rach is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. Mr. Rach is a fixed income portfolio manager at Capital Group. He serves on the Executive Committee of an affiliate of the Sub-Adviser. He has 28 years of investment experience and has been with Capital Group for 15 years.

Ms. Wolf is a Partner at Capital Fixed Income Investors, a division of an affiliate of Capital. She is a fixed income portfolio manager at Capital Group and serves on the Portfolio Coordinating Group. She has 15 years of investment experience, all with Capital Group.

Mr. Malhotra is a Vice President of an affiliate of Capital. He is a fixed income portfolio manager at Capital Group. He has 10 years of investment experience and has been with Capital Group for 5 years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-9

SIX CIRCLES® TRUST

Six Circles Tax Aware Bond Fund

Supplement dated January 10, 2022

to the Statement of Additional Information dated May 1, 2021, as supplemented

Effective immediately, the information for Capital International, Inc. (“Capital”) with respect to the Six Circles Tax Aware Bond Fund in the first table in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Capital
Karl J. Zeile	5	37,771,727	—	—	—	—
Mark Marinella	7	12,770,968	—	—	202	3,217,899
Aaron Applebaum	4	8,888,364	—	—	—	—
Chad M. Rach	3	34,396,039	—	—	—	—
Courtney Wolf*	3	40,802,488	—	—	—	—
Vikas Malhotra*	—	—	—	—	—	—

*	As of November 30, 2021

Karl J. Zeile, Mark Marinella, Aaron Applebaum, Chad M. Rach, Courtney Wolf and Vikas Malhotra do not manage any registered investment companies, other pooled investment vehicles or other accounts with performance based fees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-10